SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 15: -	SUBSEQUENT EVENT

Exercise of Underwriters’ Option

Subsequent to the completion of the public offering in June 2025, on July 2, 2025, the Company received an additional $5,670 from the underwriters’ exercise of their option to purchase additional shares.